Shareholder Fees {- Fidelity® Total Bond Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Total Bond Fund Retail PRO-07 | Fidelity® Total Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none